RESTRICTED CASH (Details) $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 4,661,000	$ 714	¥ 0
Restricted cash non-current	¥ 107,470,000	$ 16,471	¥ 0